KinerjaPay Corp. - Statement of Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (363,588)	$ (222,292)	$ (2,453,375)	$ (279,122)
Change in unrealized foreign currency translation gain (loss)	8,430	0	8,656	0
Total comprehensive gain (loss)	$ (355,158)	$ (222,292)	$ (2,444,719)	$ (279,122)